Condensed Balance Sheets (Parenthetical)	Sep. 30, 2025 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | $ / shares	$ 0.0002
Common stock, shares authorized	200,000,000
Common stock, shares issued	34,233,087
Common stock, shares outstanding	34,213,387
Treasury stock, common shares	19,700
Convertible note payable, net of discount | $	$ 282,667
Convertible note payable, issuance costs | $	$ 240,000